GENERAL (Pro Forma Condensed Results of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
GENERAL [Abstract]
Revenues	$ 304,021
Net income	$ 43,600
Basic net earnings per share	$ 1.08
Diluted net earnings per share	$ 1.04